Stock-Based Compensation (Summary Of Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	2,423,993	2,471,825	906,964	919,639
Weighted Average Remaining Contractual Life (in years), Outstanding	8 years 3 months 18 days
Weighted Average Exercise Price per Share, Outstanding	$ 13.06	$ 13.06	$ 15.09	$ 15.08
Aggregate Intrinsic Value, Outstanding	$ 851
Number of Options Exercisable	1,210,349
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 8 months 12 days
Weighted Average Exercise Price per Share, Exercisable	$ 14.19
Aggregate Intrinsic Value, Exercisable	212
Exercise Price - $10.86 - $12.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 10.86
Exercise Price Range, Upper Range Limit	$ 12.65
Number of Options Outstanding	1,584,630
Weighted Average Remaining Contractual Life (in years), Outstanding	9 years 8 months 12 days
Weighted Average Exercise Price per Share, Outstanding	$ 11.89
Aggregate Intrinsic Value, Outstanding	851
Number of Options Exercisable	393,618
Weighted Average Remaining Contractual Life (in years), Exercisable	9 years 2 months 12 days
Weighted Average Exercise Price per Share, Exercisable	$ 11.89
Aggregate Intrinsic Value, Exercisable	$ 212
Exercise Price - $13.58 - $17.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 13.58
Exercise Price Range, Upper Range Limit	$ 17.59
Number of Options Outstanding	791,858
Weighted Average Remaining Contractual Life (in years), Outstanding	5 years 8 months 12 days
Weighted Average Exercise Price per Share, Outstanding	$ 15.04
Number of Options Exercisable	769,226
Weighted Average Remaining Contractual Life (in years), Exercisable	5 years 7 months 6 days
Weighted Average Exercise Price per Share, Exercisable	$ 15.06
Exercise Price $19.19 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 19.19
Number of Options Outstanding	47,505
Weighted Average Remaining Contractual Life (in years), Outstanding	5 years 1 month 6 days
Weighted Average Exercise Price per Share, Outstanding	$ 19.19
Number of Options Exercisable	47,505
Weighted Average Remaining Contractual Life (in years), Exercisable	5 years 1 month 6 days
Weighted Average Exercise Price per Share, Exercisable	$ 19.19